SEGMENTED INFORMATION - Revenues From Mining Operations and Production Costs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Operating segments
Number of business units | segment	3
Revenues from Mining Operations	$ 3,823,878	$ 3,138,113
Production Costs	(1,756,688)	(1,424,152)
Exploration and Corporate Development	(152,514)	(113,492)
Segment Income (Loss)	1,914,676	1,600,469
Corporate and other:
Amortization of property, plant and mine development	(738,129)	(631,101)
General and administrative	(142,003)	(116,288)
Finance costs	(92,042)	(95,134)
(Loss) Gain on derivative financial instruments	(11,103)	107,873
Environmental remediation	(576)	(27,540)
Foreign currency translation loss	(5,672)	(22,480)
Other expenses (income)	(21,742)	(48,234)
Income before income and mining taxes	903,409	767,565
Asset
Total assets	10,186,776	9,614,755
Corporate and others
Asset
Total assets	589,396	894,869
Northern Business | Operating segment
Operating segments
Revenues from Mining Operations	3,418,773	2,668,769
Production Costs	(1,546,654)	(1,196,249)
Exploration and Corporate Development	(5,367)	(19,805)
Segment Income (Loss)	1,866,752	1,452,715
Asset
Total assets	8,390,929	7,590,163
LaRonde mine | Operating segment
Operating segments
Revenues from Mining Operations	654,577	543,864
Production Costs	(232,392)	(169,824)
Segment Income (Loss)	422,185	374,040
Asset
Total assets	946,218	852,171
LaRonde Zone 5 mine | Operating segment
Operating segments
Revenues from Mining Operations	121,236	111,244
Production Costs	(56,380)	(47,899)
Segment Income (Loss)	64,856	63,345
Asset
Total assets	93,699	71,545
Goldex mine | Operating segment
Operating segments
Revenues from Mining Operations	241,404	227,181
Production Costs	(96,181)	(82,654)
Segment Income (Loss)	145,223	144,527
Asset
Total assets	315,266	296,713
Meadowbank mine | Operating segment
Operating segments
Revenues from Mining Operations	589,769	366,743
Production Costs	(406,489)	(284,976)
Exploration and Corporate Development		(1,168)
Segment Income (Loss)	183,280	80,599
Asset
Total assets	1,194,368	1,037,459
Meliadine mine | Operating segment
Operating segments
Revenues from Mining Operations	636,085	569,063
Production Costs	(236,763)	(245,700)
Segment Income (Loss)	399,322	323,363
Asset
Total assets	2,270,942	2,198,564
Hope Bay Mine | Operating segment
Operating segments
Revenues from Mining Operations	115,439
Production Costs	(83,118)
Segment Income (Loss)	32,321
Asset
Total assets	461,483
Canadian Malartic joint operation | Operating segment
Operating segments
Revenues from Mining Operations	645,607	478,542
Production Costs	(242,589)	(195,312)
Exploration and Corporate Development	(5,367)	(18,637)
Segment Income (Loss)	397,651	264,593
Asset
Total assets	1,508,675	1,542,916
Kittila mine | Operating segment
Operating segments
Revenues from Mining Operations	414,656	372,132
Production Costs	(192,742)	(169,884)
Segment Income (Loss)	221,914	202,248
Asset
Total assets	1,600,278	1,590,795
Southern Business | Operating segment
Operating segments
Revenues from Mining Operations	405,105	469,344
Production Costs	(210,034)	(227,903)
Segment Income (Loss)	195,071	241,441
Asset
Total assets	704,778	694,914
Pinos Altos mine | Operating segment
Operating segments
Revenues from Mining Operations	259,446	244,283
Production Costs	(141,488)	(124,678)
Segment Income (Loss)	117,958	119,605
Asset
Total assets	466,334	458,786
Creston Mascota mine | Operating segment
Operating segments
Revenues from Mining Operations	27,784	77,762
Production Costs	(8,165)	(35,088)
Segment Income (Loss)	19,619	42,674
Asset
Total assets	5,068	8,008
La India mine | Operating segment
Operating segments
Revenues from Mining Operations	117,875	147,299
Production Costs	(60,381)	(68,137)
Segment Income (Loss)	57,494	79,162
Asset
Total assets	233,376	228,120
Exploration | Operating segment
Operating segments
Exploration and Corporate Development	(147,147)	(93,687)
Segment Income (Loss)	(147,147)	(93,687)
Asset
Total assets	$ 501,673	$ 434,809